Other current and non-current assets - Summary of Other non-current assets (Detail) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021
Trade and other non-current receivables [abstract]
Prepaid expenses	€ 4,678	€ 636
Other non-current assets	€ 4,678	€ 636